UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Tax-Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BBIF Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Tax-Exempt LLC	$343,721,958

Total Investments (Cost – $343,721,958) – 100.0%	343,721,958
Liabilities in Excess of Other Assets – (0.0)%	(64,219)

Net Assets – 100.0%	$343,657,739

BBIF Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $343,721,958 and 11.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BBIF TAX-EXEMPT FUND	DECEMBER 31, 2013	1

Schedule of Investments December 31, 2013 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.7%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC Liquidity Agreement), 0.11%, 1/07/14 (a)(b)(c)	$4,200	$4,200,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.02%, 1/02/14 (b)	47,150	47,150,000
Huntsville IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.20%, 1/07/14 (b)	1,715	1,715,000
Mobile Downtown Redevelopment Authority, RB, VRDN (b):
Series A (National Australia Bank Ltd. LOC), 0.04%, 1/07/14	3,240	3,240,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.04%, 1/07/14	3,175	3,175,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.04%, 1/02/14 (b)	18,200	18,200,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.04%, 1/02/14 (b)	28,850	28,850,000

		106,530,000
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhilips Project, Series C, 0.06%, 1/07/14 (b)	24,400	24,400,000
Arizona — 2.0%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, VRDN, Palo Verde Project, Series B (JPMorgan Chase Bank LOC), 0.03%, 1/02/14 (b)	16,300	16,300,000
Phoenix Arizona IDA, RB, VRDN, Leggett & Platt, Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 1/07/14 (b)	4,870	4,870,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC) (b):
0.04%, 1/07/14	12,205	12,205,000
0.04%, 1/07/14	25,590	25,590,000

		58,965,000
Municipal Bonds	Par (000)	Value
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.13%, 1/07/14 (b)	$3,200	$3,200,000
City of Springdale Arkansas Sales & Use Tax Revenue, Refunding RB, 2.00%, 7/01/14	1,800	1,815,621

		5,015,621
California — 4.3%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	4,910	4,910,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.09%, 1/07/14 (b)	7,900	7,900,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA Liquidity Agreement), 0.07%, 1/07/14 (a)(b)	4,500	4,500,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.11%, 1/07/14 (a)(b)(c)	4,000	4,000,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	7,500	7,500,000
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series R (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.14%, 1/07/14 (a)(b)(c)	12,715	12,715,000
State of California, GO, VRDN, Series B-2 (Citibank NA LOC), 0.01%, 1/02/14 (b)	6,300	6,300,000
State of California, RAN, Series A-2, 2.00%, 6/23/14	60,000	60,505,227

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	1

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series D (AGM) (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	$17,090	$17,090,000

		125,420,227
Colorado — 0.6%
City of Denver Colorado County & City School District, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, VRDN, School District No. 1, Series B (JPMorgan Chase Bank NA LOC), 0.10%, 1/07/14 (a)(b)(c)	7,175	7,175,000
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F Housing Mortgage, Series C-4 (Federal Home Loan Bank SBPA), 0.06%, 1/07/14 (b)	3,790	3,790,000
Colorado State Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1131 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.12%, 1/07/14 (a)(b)(c)	2,185	2,185,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.11%, 1/07/14 (b)	3,390	3,390,000

		16,540,000
Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, AMT, VRDN, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.06%, 1/07/14 (b)	7,700	7,700,000
Town of Ledyard Connecticut, GO, BAN, Refunding, 1.00%, 10/10/14	1,400	1,408,331
Town of Stafford Connecticut, GO, BAN, Refunding, 1.00%, 8/05/14	3,955	3,971,623

		13,079,954
Municipal Bonds	Par (000)	Value
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (b)	$3,500	$3,500,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust (AGM) (Citibank NA Liquidity Agreement), 0.09%, 1/07/14 (a)(b)	4,400	4,400,000

		7,900,000
Florida — 6.2%
County of Brevard Florida Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.07%, 1/07/14 (b)	9,935	9,935,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 1/07/14 (b)	1,550	1,550,000
County of Hillsborough Florida Housing Finance Authority, HRB VRDN, AMT (b):
Brandon, Series A (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.07%, 1/07/14	5,010	5,010,000
Claymore Crossings Apartments (Citibank NA LOC), 0.07%, 1/07/14	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.07%, 1/07/14 (b)	10,800	10,800,000
County of Miami-Dade Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	15,925	15,925,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM) (Citibank NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)	7,450	7,450,000

2	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS (AGM) (Citibank NA Liquidity Agreement), 0.12%, 1/07/14 (a)(b)	$23,750	$23,750,000
County of Orange Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.14%, 1/07/14 (a)(b)(c)	5,615	5,615,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series 0-43 (Royal Bank of Canada Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	5,115	5,115,000
County of Orlando & Orange Expressway Authority, RB, VRDN, Class A (BHAC), Eagle Tax Exempt Trust (b):
Series 0145 (Citibank NA Liquidity Agreement), 0.07%, 1/07/14	11,300	11,300,000
Series 2007-0107 (Citibank NA Liquidity Agreement), 0.07%, 1/07/14 (a)	10,290	10,290,000
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project (b):
(JPMorgan Chase Bank LOC), 0.03%, 1/02/14	10,000	10,000,000
Series A (Northern Trust Co. LOC), 0.02%, 1/02/14	7,780	7,780,000
County of St. John’s Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranteed), 0.11%, 1/07/14 (a)(b)(c)	9,773	9,773,000
County of Tampa-Hillsborough SPEARS/LIFERS Trust, Refunding RB, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.10%, 1/07/14 (a)(b)(c)	14,760	14,760,000
Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.09%, 1/07/14 (b)	$6,500	$6,500,000
Florida State Board of Governors, Refunding RB, Series A, 5.00%, 7/01/14	1,950	1,993,724
Orlando Utilities Commission, Refunding RB, VRDN, 0.17%, 7/29/14 (b)	7,600	7,600,000
State of Florida Lottery Revenue, Refunding RB, Series E, 4.00%, 7/01/14	5,580	5,682,712
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.14%, 1/07/14 (a)(b)(c)	6,165	6,165,000

		178,894,436
Georgia — 0.9%
County of Whitfield Georgia Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project (Wells Fargo Bank NA LOC), 0.17%, 1/07/14 (b)	3,100	3,100,000
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada SBPA), 0.06%, 1/07/14 (b)	21,495	21,495,000

		24,595,000
Illinois — 7.7%
Chicago Illinois Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R011879 (AGM) (Citibank NA Liquidity Agreement), 0.16%, 1/07/14 (a)(b)	16,480	16,480,000
City of Chicago Illinois Waterworks Revenue, RB (JPMorgan Chase Bank NA SBPA), VRDN, 0.25%, 1/02/14 (b)	4,100	4,100,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	3

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, (Deutsche Bank AG Liquidity Agreement, Deutsche Bank AG Guarantor), GO, VRDN (a)(b)(c):
(AGM), 0.15%, 1/07/14	$2,900	$2,900,000
0.21%, 1/07/14	6,170	6,170,000
0.22%, 1/07/14	20,325	20,325,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 1/07/14 (a)(b)(c):	44,945	$44,945,000
Counties of DeKalb & Kane Illinois Unified School District No. 427, SPEARS/LIFERS Trust, GO, VRDN, Series B (Deutsche Bank AG Liquidity Agreement, Deutsche Bank AG Guaranty), 0.12%, 1/07/14 (a)(b)(c)	13,070	13,070,000
Illinois Finance Authority, RB, VRDN (b):
ROCS, Series RR-11624 (AGC) (Citibank NA SBPA), 0.26%, 1/07/14 (a)	16,100	16,100,000
University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.04%, 1/02/14	11,400	11,400,000
Illinois Finance Authority, Refunding RB, VRDN (b):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA), 0.07%, 1/07/14	35,000	35,000,000
Northwestern University, Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.06%, 1/07/14 (a)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.05%, 1/07/14	5,225	5,225,000
Illinois State Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.09%, 1/07/14 (a)(b)(c)	8,960	8,960,000
Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, Refunding RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2006-0124, Class A (NPFGC) (Citibank NA Liquidity Agreement), 0.10%, 1/07/14 (a)	$10,000	$10,000,000
UIC South Campus Development (JPMorgan Chase Bank LOC), 0.05%, 1/07/14	24,235	24,235,000

		222,060,000
Indiana — 2.0%
City of Hartford Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC), 0.16%, 1/07/14 (b)	1,895	1,895,000
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.16%, 1/07/14 (b)	3,800	3,800,000
Indiana Finance Authority, RB, VRDN (b):
(Bank of New York Mellon SBPA), 0.04%, 1/02/14	15,000	15,000,000
Lease Appropriation, Series A-2 (JPMorgan Chase Bank SBPA), 0.04%, 1/02/14	8,700	8,700,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC) (Citibank NA Liquidity Agreement), 0.26%, 1/07/14 (a)(b)	28,575	28,575,000

		57,970,000
Iowa — 3.8%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.21%, 1/07/14 (b)	3,010	3,010,000
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.14%, 1/07/14 (b)	94,000	94,000,000
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.06%, 1/02/14 (b)	5,000	5,000,000

4	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.06%, 1/02/14 (b)	$3,000	$3,000,000
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C-D (Barclays Bank PLC Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	6,200	6,200,000

		111,210,000
Kansas — 0.1%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A-3, AMT (Fannie Mae Liquidity Agreement, Freddie Mac Liquidity Agreement, JPMorgan Chase Bank NA Liquidity Agreement), 0.11%, 1/07/14 (a)(b)(c)	1,820	1,820,000
Kentucky — 1.2%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Sewer District, 2.00%, 11/26/14	33,500	33,988,667
Louisiana — 1.6%
East Baton Rouge Sewerage Commission, RB, Series A, 5.00%, 2/03/14	400	401,629
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (b):
BASF Corp. Project, AMT, 0.20%, 1/07/14	4,000	4,000,000
Honeywell International, Inc. Project, 0.26%, 1/07/14	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.15%, 1/07/14 (b)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 1/07/14 (b)	15,050	15,050,000
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, VRDN, Air Products and Chemicals Project, Series C, 0.02%, 1/02/14 (b)	$1,100	$1,100,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.20%, 1/07/14 (b)	10,100	10,100,000
St. John the Baptist Parish Louisiana, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series A (JPMorgan Chase Bank Liquidity Agreement, JPMorgan Chase Bank NA LOC), 0.11%, 1/02/14 (a)(b)(c)	3,500	3,500,000

		47,651,629
Maryland — 1.3%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (b)	3,345	3,345,000
Maryland Community Development Administration, RB, VRDN, Series A, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.21%, 1/07/14 (a)(b)	1,067	1,067,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC) (b):
Bakery de France Facility, 0.36%, 1/07/14	8,710	8,710,000
Linemark Printing Project, 0.26%, 1/07/14	3,170	3,170,000
Pharmaceutics International, Inc., Series A, 0.21%, 1/07/14	3,265	3,265,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC) (Citibank NA Liquidity Agreement), 0.31%, 1/07/14 (a)(b)	19,285	19,285,000

		38,842,000
Massachusetts — 4.1%
Berlin & Boylston Regional School District, GO, Refunding, 1.00%, 12/12/14	3,000	3,019,821
City of Haverhill Massachusetts, GO, BAN, 0.75%, 9/02/14	6,000	6,017,181

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	5

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
City of Haverhill Massachusetts, GO, BAN, Refunding, 1.00%, 12/12/14	$2,600	$2,616,435
City of New Bedford Massachusetts, GO, BAN, Refunding, 1.00%, 2/07/14	22,000	22,014,125
City of Pittsfield Massachusetts, GO, BAN, Refunding:
Series A, 1.00%, 1/24/14	6,694	6,696,982
Series B, 1.00%, 1/24/14	1,600	1,600,617
City of Taunton Massachusetts, GO, BAN, School Improvements, 1.00%, 5/23/14	2,689	2,696,609
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 (b):
Series A (Bank of America NA SBPA), 0.02%, 1/02/14	1,000	1,000,000
Series B (US Bank NA SBPA), 0.02%, 1/02/14	3,500	3,500,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.15%, 7/29/14 (b)	3,500	3,500,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Series U-6C (TD Bank NA LOC), 0.02%, 1/02/14 (b)	3,000	3,000,000
Massachusetts Development Finance Agency, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series X (Deutsche Bank AG Liquidity Agreement, Deutsche Bank AG Guarantor), 0.10%, 1/07/14 (a)(b)(c)	9,630	9,630,000
Massachusetts Development Finance Agency, RBC Municipal Product, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	9,695	9,695,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.04%, 1/07/14 (b)	4,000	4,000,000
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (b):
Children’s Hospital of Boston (Wells Fargo Bank NA LOC),0.02%, 1/02/14	$4,100	$4,100,000
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.04%, 1/07/14	1,215	1,215,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.02%, 1/02/14	12,000	12,000,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Liquidity Agreement, Deutsche Bank AG Guarantor), 0.07%, 1/07/14 (a)(b)(c)	9,355	9,355,000
Massachusetts Water Resources Authority, RBC Municipal Product, Inc. Trust, Refunding RB, VRDN, FLOATS, Series F (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.06%, 1/02/14 (a)(b)(c)	10,000	10,000,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.15%, 7/29/14 (b)	3,215	3,215,000

		118,871,770
Michigan — 2.3%
Huron Valley School District Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/14	535	543,310
Lansing Michigan Board of Water & Light, RB, Wells Fargo Stage Trust, FLOATS, VRDN, Series 71-C (Wells Fargo Bank Guarantor, Wells Fargo Bank NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	2,985	2,985,000
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.07%, 1/07/14 (b)	2,750	2,750,000

6	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State HDA, HRB, VRDN, Series A (b):
Berrien Woods III, AMT (Citibank NA LOC), 0.08%, 1/07/14	$4,415	$4,415,000
M/F Housing, Series C, AMT (JPMorgan Chase Bank NA SBPA), 0.17%, 1/07/14	32,415	32,415,000
Michigan State HDA, Refunding RB, VRDN, AMT (Barclays Bank PLC SBPA), 0.06%, 1/07/14 (b)	2,950	2,950,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health (b):
7-Month Window, Senior Credit, 0.12%, 7/29/14	3,450	3,450,000
0.12%, 7/29/14	3,000	3,000,000
Window, Senior Credit, 0.12%, 7/29/14	3,430	3,430,000
Michigan Strategic Fund, RB, AMT, VRDN (b):
MANS LLC Project (Comerica Bank LOC), 0.16%, 1/07/14	4,600	4,600,000
P-FLOATS, Series 840 (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.18%, 1/07/14 (a)(c)	6,750	6,750,000

		67,288,310
Minnesota — 0.7%
County of Hennepin Minnesota, Wells Fargo Stage Trust, RB, VRDN, Sales Tax Revenue (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	13,400	13,400,000
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series C, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	4,200	4,200,000
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, AMT, Series A, 5.00%, 1/02/14	2,000	2,000,254

		19,600,254
Municipal Bonds	Par (000)	Value
Mississippi — 0.5%
County of De Soto Mississippi School District, GO, Refunding, 3.00%, 5/01/14	$1,800	$1,816,453
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 1/07/14 (b)	11,900	11,900,000

		13,716,453
Missouri — 0.2%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.20%, 1/07/14 (b)	6,000	6,000,000
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.08%, 1/07/14 (b)(c)	16,000	16,000,000
Nevada — 1.7%
County of Clark Nevada, Refunding ARB, Airport System Revenue, 2.00%, 7/01/14	16,600	16,736,161
County of Clark Nevada School District, Austin Trust, GO, VRDN, Series C (Bank of America NA Liquidity Agreement), 0.28%, 1/07/14 (a)(b)	32,600	32,600,000

		49,336,161
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	10,200	10,200,000
New Jersey — 6.5%
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	2,165	2,176,253
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	2,550	2,551,101
City of Cape May New Jersey, GO, 1.00%, 7/18/14	11,040	11,074,730
County of Cape May New Jersey, GO, BAN, 1.00%, 8/29/14	4,700	4,720,389

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	7

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
State of New Jersey, Refunding RB, Series C, 2.00%, 6/26/14	$135,000	$136,081,686
Township of East Hanover New Jersey, GO, BAN, Series A, 1.00%, 8/21/14	4,293	4,305,734
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	7,750	7,768,471
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	3,617	3,624,838
Township of Toms River New Jersey, GO, 1.50%, 6/26/14	4,280	4,304,902
Township of West Orange New Jersey, GO:
1.00%, 12/18/14	4,`164	4,187,460
BAN, 1.00%, 5/20/14	6,911	6,927,101

		187,722,665
New Mexico — 1.3%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	5,000	5,000,000
University of New Mexico, Refunding RB, VRDN (JPMorgan Chase Bank SBPA), 0.05%, 1/07/14 (b)	33,490	33,490,000

		38,490,000
New York — 8.0%
Babylon New York Union Free School District, GO, TAN, 0.75%, 6/27/14	7,000	7,015,335
City of New York New York, GO, VRDN (b):
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.07%, 1/07/14	9,700	9,700,000
Sub-Series D-3 (JPMorgan Chase Bank SBPA), 0.02%, 1/07/14	12,200	12,200,000
County of Erie New York Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,000	10,043,529
Mattituck-Cutchogue Union Free School District, GO, TAN, 1.00%, 6/27/14	8,000	8,028,386
New York City Housing Development Corp. New York, RB, VRDN, Series A (Freddie Mac Liquidity Agreement), 0.05%, 1/07/14 (b)	4,750	4,750,000
Municipal Bonds	Par (000)	Value
New York (continued)
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F Housing (b):
Series F, 0.20%, 12/23/14	$3,000	$3,000,000
The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.06%, 1/07/14	4,000	4,000,000
New York City Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project AMT (Kookmin Bank LOC) (b):
Series A, 0.12%, 1/07/14	25,500	25,500,000
Series C, 0.12%, 1/07/14	4,700	4,700,000
New York City Metropolitan Transportation Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series C (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.10%, 1/07/14 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA Liquidity Agreement), 0.10%, 1/07/14 (a)(b)	6,900	6,900,000
New York City Water & Sewer System, RB, VRDN, Series DD-2 (JPMorgan Chase Bank NA SBPA), 0.02%, 1/02/14 (b)	4,000	4,000,000
New York City Water & Sewer System, Refunding RB, VRDN (b):
Series AA-1 (JPMorgan Chase Bank NA SBPA), 0.02%, 1/02/14	10,900	10,900,000
Series AA-5 (Mizuho Bank Ltd. SBPA), 0.02%, 1/02/14	1,300	1,300,000
Series AA-6 (Mizuho Bank Ltd. SBPA), 0.02%, 1/02/14	3,800	3,800,000
New York State HFA, HRB VRDN, M/F Housing (b):
175 West 60th Street, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.04%, 1/07/14	28,000	28,000,000
175 West 60th Street, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/07/14	7,000	7,000,000

8	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State HFA, HRB VRDN, M/F Housing (concluded) (b):
Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.04%, 1/07/14	$6,810	$6,810,000
Patchogue-Medford Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/20/14	18,400	18,458,605
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, 37th Series, AMT (JPMorgan Chase Bank NA Liquidity Agreement), 0.11%, 1/07/14 (a)(b)(c)	25,325	25,325,000
South Country Central School District at Brookhaven, GO, TAN, 0.75%, 6/26/14	12,600	12,626,223
Taconic Hills Central School District at Craryville, GO, Refunding, BAN, 1.00%, 7/03/14	7,348	7,370,829
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B-2 (California State Teachers’ Retirement System LOC), 0.04%, 1/07/14 (b)	130	130,000

		231,557,907
North Carolina — 1.4%
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, Series 2009, 0.16%, 7/29/14 (b)	2,790	2,790,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.21%, 1/07/14 (b)	700	700,000
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 1/07/14 (b)	555	555,000
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, Ardeen Corp. Project, AMT (Comerica Bank LOC), 0.16%, 1/07/14 (b)	$2,550	$2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.16%, 7/29/14 (b)	5,595	5,595,000
County of Yancey North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, AMT (Branch Banking & Trust LOC), 0.14%, 1/07/14 (b)	3,500	3,500,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.21%, 1/02/14 (b)	400	400,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 1/07/14 (b)	710	710,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.07%, 1/07/14 (b)	16,935	16,935,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC), 0.07%, 1/07/14 (b)	925	925,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.13%, 1/07/14 (a)(b)(c)	5,425	5,425,000

		40,085,000
Ohio — 2.0%
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank LOC), 0.05%, 1/07/14 (b)	17,130	17,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series B (JPMorgan Chase Bank NA SBPA), 0.03%, 1/02/14 (b)	10,000	10,000,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	9

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Housing Finance Agency, RB, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.08%, 1/07/14 (b)	$1,000	$1,000,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.10%, 1/07/14 (a)(b)(c)	26,355	26,355,000
Village of New Albany Ohio, GO, BAN, 1.00%, 7/31/14	3,300	3,313,588

		57,798,588
Oklahoma — 0.0%
Oklahoma Transportation Authority, Refunding RB, Oklahoma Turnpike System, Series A, 5.00%, 1/02/14	790	790,100
Oregon — 0.4%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.06%, 1/07/14 (b)	6,870	6,870,000
State of Oregon Housing & Community Services Department, Refunding RB, VRDN, AMT (FHA) (State Street Bank & Trust Co. Liquidity Agreement), 0.07%, 1/07/14 (b)	4,335	4,335,000

		11,205,000
Pennsylvania — 2.7%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	3,930	3,930,000
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 58 (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	17,500	17,500,000
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.06%, 1/07/14 (a)(b)(c)	11,995	11,995,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (b)	$2,000	$2,000,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (b)	2,490	2,490,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.08%, 1/07/14 (b)	4,175	4,175,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.05%, 1/07/14 (b)	2,300	2,300,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, AMT (b):
Evergreen Community Power Facility (Manufacturers & Traders Trust Co. LOC), 0.21%, 1/07/14	7,200	7,200,000
Merck & Co., Inc., West Point Project, 0.16%, 1/07/14	3,700	3,700,000
Pennsylvania Housing Finance Agency, Refunding RB, AMT, VRDN, S/F Housing (JPMorgan Chase Bank NA SBPA), 0.08%, 1/02/14 (b)	3,000	3,000,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	2,900	2,900,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.31%, 1/07/14 (a)(b)	7,330	7,330,000
Southcentral General Authority, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/07/14 (b)	10,730	10,730,000

		79,250,000
Rhode Island — 0.1%
Town of Cumberland Rhode Island, GO, 1.00%, 6/12/14	4,200	4,209,350

10	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 0.7%
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.10%, 1/07/14 (a)(b)(c)	$4,640	$4,640,000
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A (JPMorgan Chase Bank NA Liquidity Agreement), 0.14%, 1/07/14 (a)(b)(c)	3,000	3,000,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA Liquidity Agreement), 0.07%, 1/07/14 (b)	11,500	11,500,000

		19,140,000
Tennessee — 0.4%
County of Montgomery Tennessee Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.08%, 1/07/14 (b)	1,015	1,015,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	10,000	10,000,000
State of Tennessee, GO, Refunding, Series C, 5.00%, 5/01/14	750	761,611

		11,776,611
Texas — 12.9%
Brazos Harbor Industrial Development Corp., RB, VRDN, AMT, BASF Corp. Project, 0.20%, 1/07/14 (b:	75,000	75,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (b):
0.20%, 1/07/14	18,400	18,400,000
Municipal Bonds	Par (000)	Value
Texas (continued)
Brazoria County, Multi-Mode, 0.20%, 1/07/14	$15,800	$15,800,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG Liquidity Agreement), 0.07%, 1/07/14 (b)(c)	6,750	6,750,000
City of Houston Texas ISD, GO, 5.00%, 2/18/14	250	251,443
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series A (JPMorgan Chase Bank NA Liquidity Agreement), 0.10%, 1/07/14 (a)(b)(c)	6,395	6,395,000
County of Galveston Texas, GO, Refunding (AGM), 5.25%, 2/03/14	475	477,030
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series C (State Street Bank & Trust Co. SBPA), 0.09%, 1/07/14 (a)(b)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital, Sub-Series C-2, 0.03%, 1/02/14 (b)	37,300	37,300,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital (b):
Series A-1, 0.03%, 1/02/14	15,000	15,000,000
Series A-2, 0.03%, 1/02/14	20,000	20,000,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	5,790	5,790,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.07%, 1/07/14 (b)	2,600	2,600,000

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	11

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Lamar Consolidated ISD SPEARS/LIFERS Trust, GO, Refunding, VRDN (Texas Permanent School Fund Guarantor, Deutsche Bank AG Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	$18,960	$18,960,000
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-626 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	17,887	17,887,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.07%, 1/07/14 (b)	40,000	40,000,000
Port of Port Arthur Navigation District Project, RB, VRDN (b):
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.07%, 1/07/14	10,700	10,700,000
Total Petrochemicals, AMT, 0.10%, 1/07/14	15,000	15,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS (Morgan Stanley Bank Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, VRDN (b):
Series B (Bank of New York NA SBPA), 0.08%, 1/07/14	12,000	12,000,000
Veterans Housing Assistance Program II, Series A, Assistance Program Fund II, Series A, AMT (Landesbank Hessen-Thüringen SBPA), 0.08%, 1/07/14	3,100	3,100,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.05%, 1/07/14 (b)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	5,610	5,610,000
Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	$4,700	$4,700,000
Texas Transportation Commission, RB, 5.00%, 4/01/14	250	252,873
University of Houston, Refunding RB, Series A, 5.00%, 2/18/14	4,310	4,335,870
University of Texas, Permanent University Fund, Refunding RB, VRDN, Series A, 0.03%, 1/07/14 (b)	19,000	19,000,000

		374,634,216
Utah — 2.0%
City of Murray Utah, RB, VRDN, IHC Health Services Inc. (b):
Series C (Northern Trust Co. SBPA), 0.03%, 1/02/14	20,295	20,295,000
Series D, 0.03%, 1/02/14	12,575	12,575,000
County of Weber Utah, RB, VRDN, Series C (Bank of New York SBPA), 0.03%, 1/02/14 (b)	9,000	9,000,000
State of Utah, GO, FLOATS, VRDN (Morgan Stanley Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	8,200	8,200,000
Utah Transit Authority, RB, VRDN (AGM) (Deutsche Bank AG Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	8,345	8,345,000

		58,415,000
Virginia — 3.1%
City of Alexandria Virginia IDA, RB, VRDN (b):
American Academy of Otolaryngology, Head and Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.09%, 1/07/14	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders LOC), 0.11%, 1/07/14	1,100	1,100,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.05%, 1/07/14 (b)	4,200	4,200,000

12	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.14%, 7/29/14 (b)	$10,405	$10,405,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 1/07/14 (b)	12,160	12,160,000
State of Virginia HDA, RB, MERLOTS, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.13%, 1/07/14 (b)(c)	3,000	3,000,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.13%, 1/07/14 (a)(b)(c)	2,880	2,880,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (b):
Series B, 0.02%, 1/02/14	29,840	29,840,000
Series C, 0.02%, 1/02/14	18,740	18,740,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Agreement), 0.13%, 1/07/14 (a)(b)(c)	1,335	1,335,000
Winchester IDA Virginia, Refunding RB, VRDN, Westminster Cantenbury, Series B (Branch Banking & Trust LOC), 0.07%, 1/07/14 (b)	925	925,000

		90,895,000
Washington — 3.9%
County of King Washington, Refunding RB, Wells Fargo Stage Trust, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.18%, 1/07/14 (a)(b)(c)	15,960	15,960,000
County of King Washington Sewer Revenue, Austin Trust, Refunding RB, VRDN, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.08%, 1/07/14 (a)(b)(c)	10,000	10,000,000
Municipal Bonds	Par (000)	Value
Washington (concluded)
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.14%, 1/02/14 (a)(b)	$9,900	$9,900,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series C (JPMorgan Chase Bank Liquidity Agreement), 0.07%, 1/07/14 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.18%, 1/07/14 (a)(b)(c)	20,000	20,000,000
Washington State Health Care Facilities Authority, Austin Trust, Refunding RB, VRDN, Series 1180 (Bank of America NA Liquidity Agreement), 0.08%, 1/07/14 (b)	5,925	5,925,000
Washington State Housing Finance Commission, RB, VRDN (b):
Heatherwood, Inc. LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 1/07/14	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 1/07/14	11,050	11,050,000
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.07%, 1/07/14	9,325	9,325,000
Traditions at South Hill Apartments Project (East West Bank LOC, Federal Home Loan Bank SBPA), 0.06%, 1/07/14	14,400	14,400,000

		111,430,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.06%, 1/07/14 (b)	5,800	5,800,000
Wisconsin — 5.5%
State of Wisconsin, ECN, TECP:
0.13%, 1/13/14	15,000	15,000,000
0.16%, 3/06/14	34,635	34,635,000
0.15%, 4/01/14	48,000	48,000,000
State of Wisconsin, GO, Refunding (NPFGC), 5.50%, 5/01/14	915	930,777

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
State of Wisconsin, RB, 5.00%, 6/02/14	$850	$866,552
State of Wisconsin, TECP, Petroleum Inspection Fee:
0.15%, 1/13/14	5,000	5,000,000
0.13%, 3/05/14	6,650	6,650,000
0.15%, 4/01/14	30,000	30,000,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.12%, 1/07/14 (b)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, AMT (US Bank NA LOC), 0.11%, 1/07/14 (b)	5,165	5,165,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.07%, 1/07/14 (a)(b)	3,000	3,000,000
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, 0.12%, 7/29/14 (b)	$5,665	$5,665,000

		158,912,329
Wyoming — 0.2%
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.05%, 1/07/14 (b)	6,485	6,485,000
Total Investments (Cost — $2,864,492,248*) — 99.0%		2,864,492,248
Other Assets Less Liabilities — 1.0%		28,820,593

Net Assets — 100.0%		$2,893,312,841

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

14	MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	IDRB	Industrial Development Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	ISD	Independent School District
	AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
	ARB	Airport Revenue Bonds	LOC	Letter of Credit
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	NPFGC	National Public Finance Guarantee Corp.
	ECN	Extendible Commercial Note	P-FLOATS	Puttable Floating Rate Securities
	EDA	Economic Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
	EDC	Economic Development Corp.	RAN	Revenue Anticipation Notes
	Fannie Mae	Federal National Mortgage Association	RB	Revenue Bonds
	FHA	Federal Housing Administration	ROCS	Reset Option Certificates
	FLOATS	Floating Rate Securities	S/F	Single-Family
	Freddie Mac	Federal Home Loan Mortgage Corp.	SBPA	Stand-by Bond Purchase Agreements
	Ginnie Mae	Government National Mortgage Association	SPEARS	Short Puttable Exempt Adjustable Receipts
	GO	General Obligation Bonds	TAN	Tax Anticipation Notes
	HDA	Housing Development Authority	TECP	Tax-Exempt Commercial Paper
	HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	IDB	Industrial Development Board

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,864,492,248	—	$2,864,492,248

[1]	See above Schedule of Investments for values in each state or political subdivision.

The carrying amount for certain of the Master LLC’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $575,335 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

MASTER TAX-EXEMPT LLC	DECEMBER 31, 2013	15

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: February 24, 2014